CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (4,819)	$ (4,230)	$ (24,531)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,361	1,031	899
Share-based compensation	4,318	2,695	2,093
Write-off of rental deposit		242
Inventory provision	(420)	218	515
Impairment loss on intangible assets			1,022
Impairment loss on goodwill	0	0	906
Deferred tax liability			(272)
Amortization of debt discount	956	1,140
Interest on convertible notes	413	744
Changes in operating assets and liabilities:
Accounts receivable	12	(176)	(8)
Inventories	(864)	(1,003)	(508)
Prepaid expenses and other current assets	(1,148)	(5,807)	(9)
Long-term deposit	(337)	(225)	74
Accounts payable	9,508	4,020	1,727
Advance from customers	3,130	3,641	(118)
Accrued expenses and other current liabilities	3,042	5,109	4,154
Net cash (used in) provided by operating activities	15,152	7,399	(14,056)
Cash flows from investing activities
Purchase of property and equipment	(2,451)	(917)	(1,582)
Purchase of term deposits	(79,958)
Deposit in restricted cash	(143)	(367)	(252)
Payment for business acquisition	(1,000)
Net cash used in investing activities	(83,552)	(1,284)	(1,834)
Cash flows from financing activities
Proceeds from issuance of convertible notes		8,000
Proceeds from exercise of share options	193
Proceeds from initial public offering	75,030
Payment of professional fees related to initial public offering	(3,127)	(930)	(602)
Payment of deferred consideration for Shanghai Ouku acquisition			(185)
Net cash (used in) provided by financing activities	72,096	7,070	(787)
Net (decrease) increase in cash and cash equivalents	3,696	13,185	(16,677)
Effect of exchange rate changes on cash and cash equivalents	77	1	24
Cash and cash equivalents at beginning of year	19,972	6,786	23,439
Cash and cash equivalents at end of year	23,745	19,972	6,786
Supplemental cash flow information:
Income taxes (paid) refunded	(69)	(12)	606
Interest paid	$ (1,157)